FINANCIAL ITEMS - Schedule Of Finance Income (Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income on cash and cash equivalents	$ 24.5	$ 14.2	$ 4.0
Other financial income	0.3	0.1	0.0
Financial income	24.8	14.3	4.0
Interest expense on borrowings	69.7	55.6	48.5
Financial expenses arising from lease liabilities regarding right-of-use assets	0.6	0.5	0.2
Exchange rate adjustments, including loss from forward exchange rate contracts	0.7	0.4	0.5
Commitment fee	1.9	1.3	0.6
Amortization of interest rate swaps	1.7	2.2	2.4
Ineffectiveness on interest rate swaps	(1.5)	(2.4)	(3.6)
Other financial expenses	1.0	3.3	0.2
Finance costs	74.1	60.9	48.8
Total financial items	$ (49.3)	$ (46.6)	$ (44.8)